Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Valuation and qualifying accounts
Balance at Beginning of Period	$ 29,650	$ 16,372	$ 15,207
Charged to Costs and Expenses	94,678	115,478	112,025
Deductions	(112,412)	(102,200)	(110,860)
Balance at End of Period	$ 11,916	$ 29,650	$ 16,372